091-02972-fn

For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

2008 JUN 18 PM 2:01

SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index-Linked Securities

08035550

4. Name of Underlying Instrument:

Deutsche Bank Liquid Commodity Index – Optimum Yield Crude Oil™

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DXO

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over-the-counter, NYMEX

PROCESSED

JUL 29 2008

THOMSON REUTERS

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

June 17, 2008

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 18 2008

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

RECEIVED
2008 JUN 18 PM 2: 00
SEC / MR

NYSE Arca.

Via Overnight Mail

June 17, 2008

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Deutsche Bank AG

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Deutsche Bank AG, PowerShares DB Crude Oil Double Short Exchange Traded Notes due June 1, 2038 (Ticker Symbol DTO);
- Deutsche Bank AG, PowerShares DB Crude Oil Double Long Exchange Traded Notes due June 1, 2038 (Ticker Symbol DXO);
- Deutsche Bank AG, PowerShares DB Crude Oil Short Exchange Traded Notes due June 1, 2038 (Ticker Symbol SZO);
- Deutsche Bank AG, PowerShares DB Crude Oil Long Exchange Traded Notes due June 1, 2038 (Ticker Symbol OLO);
- Deutsche Bank AG, PowerShares DB Base Metals Double Short Exchange Traded Notes due June 1, 2038 (Ticker Symbol BOM);
- Deutsche Bank AG, PowerShares DB Base Metals Double Long Exchange Traded Notes due June 1, 2038 (Ticker Symbol BDD);
- Deutsche Bank AG, PowerShares DB Base Metals Short Exchange Traded Notes due June 1, 2038 (Ticker Symbol BOS); and
- Deutsche Bank AG, PowerShares DB Base Metals Long Exchange Traded Notes due June 1, 2038 (Ticker Symbol BDG).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 18 2008

END